Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from investing activities
Cash disposed from sale of businesses	$ 323	$ 14	$ 29
Cash received from purchase of businesses	0	20	33
Business acquisitions:
Cash paid excluding transaction cost	$ 0	$ 17	$ 0